Subsequent Events (Details) - USD ($)					1 Months Ended	6 Months Ended
		Apr. 08, 2025	Apr. 07, 2025	Mar. 28, 2025	Apr. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Subsequent Events [Line Items]
Shares Par Value (in Dollars per share)	[1]					$ 0.0001	$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Deposited fund					$ 10,200,000
Maturity time of deposits					12 years
Kingswood Capital Partners, LLC [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares)						83,750
Warrant exercise price (in Dollars per share)						$ 8.4
Kingswood Capital Partners, LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares Par Value (in Dollars per share)			$ 0.0001
Shares issued price per share (in Dollars per share)			$ 7
IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Total gross proceeds				$ 10,500,000
Proceeds from net issuance cost				$ 9,495,024
Over-Allotment Option [Member] | Kingswood Capital Partners, LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Proceeds from net issuance cost		$ 1,139,250
Purchase additional ordinary shares (in Shares)			175,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.